Finance income (Expense)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance income (Expense)

30. Finance income (Expense)

	2020	2019	2018
Finance income:
Interest on financial investments	135,502	302,793	328,625
Interest from customers	134,001	138,462	135,514
Changes in subscription warrants – indemnification (see Note 24)	-	-	44,484
Selic interest on extraordinary PIS/COFINS credits (see Note 7.a.2)	242,661	11,146	168,564
Other finance income	15,546	4,888	4,048
	527,710	457,289	681,235
Finance expenses:
Interest on loans	(372,017)	(388,897)	(440,641)
Interest on debentures	(321,654)	(482,361)	(441,394)
Interest on leases payable	(147,687)	(132,994)	(2,670)
Bank charges, financial transactions tax, and other charges	(79,882)	(62,687)	(92,558)
Exchange variation, net of gains and losses with derivative financial instruments	158,007	134,544	172,701
Changes in subscription warrants – indemnification (see Note 24)	(17,353)	(7,760)	-
Interest of provisions and other expenses	(16,498)	(23,988)	9,791
	(797,084)	(964,143)	(794,771)
Finance income (expense)	(269,374)	(506,854)	(113,536)